                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number: __________

   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    MGA Holdings, L.L.C.
Address: 1125 South 103rd Street, Suite 580
         Omaha, Nebraska
         68124

Form 13F File Number: 28-10990

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Andrea McMahon
Title: Treasurer
Phone: (402) 393-1300

Signature, Place, and Date of Signing:


/s/ Andrea McMahon                          Omaha, Nebraska          5/10/10
-------------------------------------   ----------------------   ---------------
             [Signature]                     [City, State]            [Date]

Report type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number                 Name
--------------------   -------------------------------
28-10977               McCarthy Group Advisors, L.L.C.

[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               -0-
Form 13F Information Table Entry Total:          -0-
Form 13F Information Table Value Total:         $-0-
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number             Name
----   --------------------   -----------------------
NONE   28- ________________   _______________________

[Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE

           COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                                                                         VOTING AUTHORITY
                                                          VALUE  SHRS OR SH/  PUT/ INVESTMENT   OTHER  -------------------
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN  CALL DISCRETION MANAGERS  SOLE  SHARED  NONE
------------------------------ -------------- --------- -------- ------- ---- ---- ---------- -------- ------ ------ -----
------------------------------ -------------- --------- -------- ------- ---- ---- ---------- -------- ------ ------ -----

                          Form 13F INFORMATIONAL TABLE

           COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                                                                         VOTING AUTHORITY
                                                          VALUE  SHRS OR SH/  PUT/ INVESTMENT   OTHER  -------------------
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN  CALL DISCRETION MANAGERS  SOLE  SHARED  NONE
------------------------------ -------------- --------- -------- ------- ---- ---- ---------- -------- ------ ------ -----